Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
April 30, 2024
LDT-NPRT1-0624
1.950976.111
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,021,192	17,247,933
Verizon Communications, Inc.	3,065,641	121,062,163
		138,310,096
Entertainment - 0.9%
The Walt Disney Co.	803,523	89,271,405
Warner Bros Discovery, Inc. (a)	1,789,470	13,170,499
		102,441,904
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A	118,037	19,214,063
Media - 1.3%
Comcast Corp. Class A	2,932,828	111,770,075
WPP PLC	3,065,000	30,720,998
		142,491,073
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	461,706	75,798,274
TOTAL COMMUNICATION SERVICES		478,255,410
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 0.6%
General Motors Co.	1,612,700	71,813,531
Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	441,500	87,099,120
McDonald's Corp.	311,200	84,970,048
		172,069,168
Household Durables - 0.4%
Tempur Sealy International, Inc.	941,300	47,121,478
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	317,900	63,878,826
Lowe's Companies, Inc.	408,000	93,019,920
Williams-Sonoma, Inc.	189,700	54,402,166
		211,300,912
TOTAL CONSUMER DISCRETIONARY		502,305,089
CONSUMER STAPLES - 7.8%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	125,400	31,783,884
Keurig Dr. Pepper, Inc.	1,636,800	55,160,160
Monster Beverage Corp. (a)	326,100	17,430,045
PepsiCo, Inc.	144,400	25,401,404
The Coca-Cola Co.	1,726,700	106,658,259
		236,433,752
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree, Inc. (a)	223,200	26,393,400
Walmart, Inc.	1,956,013	116,089,372
		142,482,772
Food Products - 1.4%
Archer Daniels Midland Co.	543,300	31,869,978
Bunge Global SA	108,200	11,010,432
Lamb Weston Holdings, Inc.	203,800	16,984,692
Mondelez International, Inc.	704,952	50,714,247
The J.M. Smucker Co.	242,400	27,839,640
Tyson Foods, Inc. Class A	219,600	13,318,740
		151,737,729
Household Products - 1.8%
Procter & Gamble Co.	1,241,372	202,591,910
Personal Care Products - 0.3%
Kenvue, Inc.	1,358,600	25,568,852
Puig Group SL Class B	208,700	5,456,754
		31,025,606
Tobacco - 0.9%
Philip Morris International, Inc.	1,003,700	95,291,278
TOTAL CONSUMER STAPLES		859,563,047
ENERGY - 8.1%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	1,920,600	91,190,088
Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	1,435,600	108,787,122
Exxon Mobil Corp.	3,010,200	356,016,354
MEG Energy Corp. (a)	3,895,200	88,590,936
Phillips 66 Co.	726,400	104,027,744
Shell PLC ADR	993,500	71,194,210
Targa Resources Corp.	645,600	73,637,136
		802,253,502
TOTAL ENERGY		893,443,590
FINANCIALS - 22.3%
Banks - 9.4%
Bank of America Corp.	2,743,401	101,533,271
Citigroup, Inc.	1,752,432	107,476,655
Citizens Financial Group, Inc.	833,066	28,415,881
JPMorgan Chase & Co.	2,552,955	489,503,591
KeyCorp	6,634,274	96,130,630
Wells Fargo & Co.	3,664,535	217,380,216
		1,040,440,244
Capital Markets - 4.9%
Bank of New York Mellon Corp.	2,238,086	126,429,478
BlackRock, Inc. Class A	126,194	95,231,040
CVC Capital Partners PLC	179,700	3,260,189
Intercontinental Exchange, Inc.	332,500	42,812,700
LPL Financial	143,552	38,634,150
MarketAxess Holdings, Inc.	278,856	55,796,297
Moody's Corp.	92,532	34,267,376
Morgan Stanley	1,135,854	103,180,977
State Street Corp.	633,700	45,936,913
		545,549,120
Consumer Finance - 0.4%
Discover Financial Services	387,594	49,119,788
Financial Services - 3.8%
Apollo Global Management, Inc.	379,498	41,129,993
Berkshire Hathaway, Inc. Class B (a)	261,551	103,765,128
Block, Inc. Class A (a)	842,391	61,494,543
Corpay, Inc. (a)	230,091	69,519,695
Fiserv, Inc. (a)	448,820	68,521,349
Global Payments, Inc.	665,676	81,725,043
		426,155,751
Insurance - 3.8%
Arthur J. Gallagher & Co.	340,634	79,943,393
Chubb Ltd.	538,568	133,909,548
Globe Life, Inc.	244,672	18,636,666
Hartford Financial Services Group, Inc.	1,632,503	158,173,216
Progressive Corp.	119,253	24,834,437
		415,497,260
TOTAL FINANCIALS		2,476,762,163
HEALTH CARE - 13.2%
Biotechnology - 1.1%
Biogen, Inc. (a)	50,800	10,912,856
Exact Sciences Corp. (a)	107,300	6,368,255
Gilead Sciences, Inc.	489,000	31,882,800
Moderna, Inc. (a)	139,100	15,344,121
Regeneron Pharmaceuticals, Inc. (a)	57,100	50,856,686
Vertex Pharmaceuticals, Inc. (a)	19,300	7,581,233
		122,945,951
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	836,700	88,665,099
Baxter International, Inc.	333,800	13,475,506
Becton, Dickinson & Co.	178,500	41,876,100
Boston Scientific Corp. (a)	1,348,000	96,880,760
Stryker Corp.	164,300	55,286,950
		296,184,415
Health Care Providers & Services - 3.7%
Cencora, Inc.	266,700	63,754,635
Centene Corp. (a)	455,200	33,256,912
Cigna Group	190,500	68,016,120
CVS Health Corp.	1,129,400	76,471,674
Elevance Health, Inc.	40,500	21,407,490
HCA Holdings, Inc.	101,700	31,508,694
Humana, Inc.	34,300	10,361,687
Molina Healthcare, Inc. (a)	128,300	43,891,430
UnitedHealth Group, Inc.	140,200	67,814,740
		416,483,382
Life Sciences Tools & Services - 1.5%
Danaher Corp.	308,600	76,106,932
Thermo Fisher Scientific, Inc.	155,100	88,208,472
		164,315,404
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	932,900	40,991,626
Johnson & Johnson	1,368,006	197,799,988
Merck & Co., Inc.	1,309,100	169,161,902
Pfizer, Inc.	2,384,500	61,090,890
		469,044,406
TOTAL HEALTH CARE		1,468,973,558
INDUSTRIALS - 14.1%
Aerospace & Defense - 5.1%
General Electric Co.	1,629,812	263,736,178
Northrop Grumman Corp.	197,656	95,869,090
RTX Corp.	455,492	46,241,548
Spirit AeroSystems Holdings, Inc. Class A (a)	2,870,600	91,859,200
The Boeing Co. (a)	422,815	70,965,270
		568,671,286
Air Freight & Logistics - 1.5%
FedEx Corp.	609,311	159,505,434
Building Products - 1.2%
Johnson Controls International PLC	1,947,100	126,697,797
Construction & Engineering - 1.3%
Fluor Corp. (a)	3,512,400	141,655,092
Ground Transportation - 2.3%
Knight-Swift Transportation Holdings, Inc. Class A	1,675,300	77,449,119
U-Haul Holding Co. (non-vtg.)	1,349,000	82,720,680
XPO, Inc. (a)	915,300	98,358,138
		258,527,937
Industrial Conglomerates - 0.2%
3M Co.	256,216	24,727,406
Machinery - 1.8%
Allison Transmission Holdings, Inc.	1,725,900	126,939,945
Timken Co.	845,300	75,417,666
		202,357,611
Professional Services - 0.7%
Concentrix Corp.	793,226	43,365,665
ManpowerGroup, Inc.	500,700	37,777,815
		81,143,480
TOTAL INDUSTRIALS		1,563,286,043
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	4,474,745	210,223,520
Electronic Equipment, Instruments & Components - 1.5%
TD SYNNEX Corp.	158,380	18,663,499
Teledyne Technologies, Inc. (a)	260,137	99,237,063
Vontier Corp.	1,176,344	47,794,857
		165,695,419
IT Services - 2.3%
Amdocs Ltd.	1,222,412	102,670,384
Capgemini SA	493,568	103,738,651
Twilio, Inc. Class A (a)	753,100	45,095,628
		251,504,663
Semiconductors & Semiconductor Equipment - 1.4%
Microchip Technology, Inc.	750,651	69,044,879
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	583,958	80,200,792
		149,245,671
Software - 1.1%
Dropbox, Inc. Class A (a)	1,701,100	39,397,476
Gen Digital, Inc.	3,459,997	69,684,340
Zoom Video Communications, Inc. Class A (a)	291,900	17,835,090
		126,916,906
Technology Hardware, Storage & Peripherals - 0.6%
HP, Inc.	2,518,600	70,747,474
TOTAL INFORMATION TECHNOLOGY		974,333,653
MATERIALS - 4.7%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	301,200	71,185,608
Axalta Coating Systems Ltd. (a)	1,530,000	48,103,200
Corteva, Inc.	967,800	52,387,014
Olin Corp.	1,154,451	60,354,698
The Chemours Co. LLC	2,342,100	62,651,175
Westlake Corp.	532,200	78,424,992
		373,106,687
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	2,542,665	38,038,268
Metals & Mining - 0.5%
Glencore PLC	9,656,800	56,188,713
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	763,200	55,858,608
TOTAL MATERIALS		523,192,276
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	144,900	24,859,044
CubeSmart	1,013,400	40,981,896
Equinix, Inc.	41,250	29,333,288
Equity Lifestyle Properties, Inc.	920,000	55,466,800
Invitation Homes, Inc.	2,922,600	99,952,920
Mid-America Apartment Communities, Inc.	217,400	28,262,000
Prologis, Inc.	706,463	72,094,549
Simon Property Group, Inc.	415,700	58,418,321
Welltower, Inc.	754,200	71,860,176
		481,228,994
UTILITIES - 4.9%
Electric Utilities - 3.7%
American Electric Power Co., Inc.	591,200	50,860,936
Constellation Energy Corp.	364,633	67,799,860
Edison International	815,201	57,928,183
FirstEnergy Corp.	1,374,300	52,690,662
NextEra Energy, Inc.	1,088,700	72,910,239
PG&E Corp.	4,268,348	73,031,434
Xcel Energy, Inc.	729,600	39,201,408
		414,422,722
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	3,979,900	71,240,210
Multi-Utilities - 0.5%
Sempra	802,900	57,511,727
TOTAL UTILITIES		543,174,659
TOTAL COMMON STOCKS (Cost $8,487,820,679)		10,764,518,482

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	186,723,792	186,761,137
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	4,295,071	4,295,500
TOTAL MONEY MARKET FUNDS (Cost $191,055,777)		191,056,637

Equity Funds - 1.2%
	Shares	Value ($)
Domestic Equity Funds - 1.2%
iShares Russell 1000 Value ETF (d) (Cost $132,742,779)	782,500	134,198,750

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $8,811,619,235)	11,089,773,869
NET OTHER ASSETS (LIABILITIES) - 0.1%	9,103,571
NET ASSETS - 100.0%	11,098,877,440

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	123,240,944	1,962,773,911	1,899,252,388	2,394,097	(1,330)	-	186,761,137	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	49,979,650	249,494,183	295,178,333	14,586	-	-	4,295,500	0.0%
Total	173,220,594	2,212,268,094	2,194,430,721	2,408,683	(1,330)	-	191,056,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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